Trade and Other Receivables - Activity in Allowance of Doubtful Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for credit losses related to uncollectible receivables	$ 80	$ 74
Unbilled revenues and trade receivables
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of the year	16	7
Provision for credit losses related to uncollectible receivables	9	17
Write-offs	(12)	(8)
Balance, end of the year	$ 13	$ 16